Dividends - Summary of Dividends Declared by Board of directors (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Dividends Payable [Line Items]
Dividends Per Ordinary Share	$ 1.545	$ 1.4075	$ 1.2675
Declaration Date, August 3, 2022 [Member]
Dividends Payable [Line Items]
Declaration Date	Aug. 03, 2022
Record Date	Sep. 30, 2022
Payment Date	Oct. 28, 2022
Dividends Per Ordinary Share	$ 0.395
Total Amount	$ 47,735
Declaration Date, May 11, 2022 [Member]
Dividends Payable [Line Items]
Declaration Date	May 11, 2022
Record Date	Jun. 30, 2022
Payment Date	Jul. 29, 2022
Dividends Per Ordinary Share	$ 0.395
Total Amount	$ 48,180
Declaration Date, February 1, 2022 [Member]
Dividends Payable [Line Items]
Declaration Date	Feb. 01, 2022
Record Date	Mar. 31, 2022
Payment Date	Apr. 29, 2022
Dividends Per Ordinary Share	$ 0.395
Total Amount	$ 48,527
Declaration Date, November 2, 2021 [Member]
Dividends Payable [Line Items]
Declaration Date	Nov. 02, 2021
Record Date	Dec. 31, 2021
Payment Date	Jan. 28, 2022
Dividends Per Ordinary Share	$ 0.36
Total Amount	$ 44,410
Declaration Date, August 4, 2021 [Member]
Dividends Payable [Line Items]
Declaration Date		Aug. 04, 2021
Record Date		Sep. 30, 2021
Payment Date		Oct. 29, 2021
Dividends Per Ordinary Share		$ 0.36
Total Amount		$ 44,956
Declaration Date, May 12, 2021 [Member]
Dividends Payable [Line Items]
Declaration Date		May 12, 2021
Record Date		Jun. 30, 2021
Payment Date		Jul. 23, 2021
Dividends Per Ordinary Share		$ 0.36
Total Amount		$ 45,580
Declaration Date, February 2, 2021 [Member]
Dividends Payable [Line Items]
Declaration Date		Feb. 02, 2021
Record Date		Mar. 31, 2021
Payment Date		Apr. 23, 2021
Dividends Per Ordinary Share		$ 0.36
Total Amount		$ 45,958
Declaration Date, November 10, 2020 [Member]
Dividends Payable [Line Items]
Declaration Date		Nov. 10, 2020
Record Date		Dec. 31, 2020
Payment Date		Jan. 22, 2021
Dividends Per Ordinary Share		$ 0.3275
Total Amount		$ 42,850
Declaration Date, August 5, 2020 [Member]
Dividends Payable [Line Items]
Declaration Date			Aug. 05, 2020
Record Date			Sep. 30, 2020
Payment Date			Oct. 23, 2020
Dividends Per Ordinary Share			$ 0.3275
Total Amount			$ 43,084
Declaration Date, May 7, 2020 [Member]
Dividends Payable [Line Items]
Declaration Date			May 07, 2020
Record Date			Jun. 30, 2020
Payment Date			Jul. 24, 2020
Dividends Per Ordinary Share			$ 0.3275
Total Amount			$ 43,568
Declaration Date, February 4, 2020 [Member]
Dividends Payable [Line Items]
Declaration Date			Feb. 04, 2020
Record Date			Mar. 31, 2020
Payment Date			Apr. 24, 2020
Dividends Per Ordinary Share			$ 0.3275
Total Amount			$ 43,723
Declaration Date, November 12, 2019 [Member]
Dividends Payable [Line Items]
Declaration Date			Nov. 12, 2019
Record Date			Dec. 31, 2019
Payment Date			Jan. 24, 2020
Dividends Per Ordinary Share			$ 0.285
Total Amount			$ 38,357